Note 10 - Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 27-1560715 001 [Member]
Notes Tables
EBP, Reconciliation of Financial Statement to Form 5500 [Table Text Block]
	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$31,433,964	$26,682,617
Amounts allocated to withdrawing participants	—	(529,638)
Net assets available for benefits per the Form 5500	$31,433,964	$26,152,979
Net increase in net assets available for benefits per the financial statements	$4,751,347
Amounts allocated to withdrawing participants prior year end	529,638
Net increase in net assets available for benefits per the Form 5500	$5,280,985